Off-Balance Sheet Guarantees and Long Term Standby Purchase Commitments - Cash Flows from Off-balance sheet Guaranteed Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Off Balance Sheet Farmer Mac Guaranteed Securities [Member]
Long-term Purchase Commitment [Line Items]
Proceeds from sale of Farmer Mac Guaranteed Securities	$ 150,417,000	$ 38,063,000	$ 25,674,000
Guarantee Fees Received	5,182,000	5,197,000	7,520,000
Payments to Acquire Loans and Leases Held-for-investment	(6,667,000)	(8,933,000)	(7,471,000)
Collateralized Loan Obligations [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Financial Guarantee [Member]
Long-term Purchase Commitment [Line Items]
Guarantor Obligations, Current Carrying Value	$ 13,400,000	$ 15,800,000
Off-Balance sheet farmer mac guaranteed securities AgVantage | Collateralized Loan Obligations [Member] | Financial Guarantee [Member]
Long-term Purchase Commitment [Line Items]
Weighted average remaining maturity, Loans underlying guarantees not held by transferor	3 years 4 months 20 days	4 years 8 months 12 days
Farmer Mac Guaranteed Securities [Member] | Collateralized Loan Obligations [Member] | Financial Guarantee [Member]
Long-term Purchase Commitment [Line Items]
Weighted average remaining maturity, Loans underlying guarantees not held by transferor	12 years 9 months 18 days	13 years 4 months 24 days